Operating Lease (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Operating Lease Expense
The Group performed evaluations of its contracts and determined that each of its identified leases
i
s
operating lease. The components of operating lease expense were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease costs	22,361	18,472	12,907
Expenses for short-term lease within 12 months	3,371	1,155	1,266

Total lease cost	25,732	19,627	14,173

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	34,997	25,655
Operating lease liabilities - current	15,818	8,966
Operating lease liabilities - non-current	20,257	17,458

Total lease liabilities	36,075	26,424

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases is as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	23,997	20,187	13,444
Right-of-use assets obtained in exchange for operating lease liabilities	29,168	4,168	9,858
Weighted average remaining lease term	4.66	4.63	5.61
Weighted average discount rate	4.59%	4.73%	3.92%

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities are as follows:

As of December 31, 2024
RMB
2025	8,608
2026	6,124
2027	3,592
2028	1,495
2029 and after	8,111

Total undiscounted operating lease payments	27,930
Less: imputed interest	(1,506)

Total	26,424